Commitments And Contingencies Minimum Rental Commitments (FY) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,450
2020	969
2021	537
2022	510
2023	352
Thereafter	391
Total	$ 4,209